Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Comprehensive Income Disclosure [Abstract]
Comprehensive Loss

Note 4 – Comprehensive Income (Loss)

The following summarizes the components of comprehensive loss:

	Year Ended December 31,
	2011	2010	2009
Net income (loss)	$(130,995)	$56,531	$(40,995)

Related to derivative instruments, net of tax:
Reclassification adjustment for loss realized in net
income (loss) above	-	-	1,194

Related to marketable securities, net of tax:
Reclassification adjustment for loss realized in net
income (loss) above	-	-	72

Net impact on comprehensive income (loss)	-	-	1,266

Comprehensive income (loss)	$(130,995)	$56,531	$(39,729)

The components of accumulated other comprehensive income (loss) are:

	Year Ended December 31,
	2011	2010	2009
Related to derivative instruments:
Balance at beginning of year	$-	$-	$(1,194)
Change during the year	-	-	1,194
Balance at end of year	-	-	-

Related to marketable securities:
Balance at beginning of year	-	-	(72)
Change during the year	-	-	72
Balance at end of year	-	-	-

Accumulated other comprehensive income	$-	$-	$-